STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Cash flows from operating activities:
Net (loss) income	$ (1,484,492)	$ (792,986)	$ (1,258,859)	$ 6,717
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	4,500	1,500	3,000	0
Amortization of stock based prepaid fees	85,503	49,089	58,893	58,951
Stock based compensation	493,785	31,770	41,846	0
Amortization of debt issuance cost	274,737
Rent expense contibution by members			0	9,000
Changes in operating assets and liabilities:
Accounts receivable	(427,280)	423,531	758,998	58,163
Prepaid expenses		(85,821)
Tax refunds receivable	38,000		(38,000)
Other current assets	(402)	200	200	(5,200)
Other assets		(3,555)	(3,555)	0
Accounts payable and accrued expenses	798,459	(178,246)	(133,159)	(67,229)
Deferred tax liability		(38,000)
Customer prepayments			0	(40,000)
Cash (used in) provided by operating activities	(217,190)	(592,518)	(570,636)	20,402
Cash flows from investing activities:
Purchase of equipment		(18,000)	(18,000)	0
Cash used by investing activities		(18,000)	(18,000)	0
Cash flows from financing activities:
Sale of common stock/member interest		472,959	472,959	300,000
Distributions to members			0	(110,000)
Proceeds from notes payable, net	486,425
Repayment of note payable	(178,703)
Deferred offering costs	(14,539)
Debt issuance costs	(36,162)
Cash provided by financing activities	257,021	472,959	472,959	190,000
Net (decrease) increase in cash	39,831	(137,559)	(115,677)	210,402
Cash, beginning of period	105,987	221,664	221,664	11,262
Cash, end of period	145,818	84,105	105,987	221,664
Supplemental Schedule of Cash Flow Information:
Cash paid for interest	37,318		0	0
Cash paid for taxes	(38,000)	38,000	38,000	0
Non-cash financial activities:
Member interests issued for services			0	176,678
Contribution of member interests in Social Reality, LLC in exchange for common stock		575,194	722,194	0
Fees and costs deducted from proceeds of debt	63,575
Common and preferred stock issued as prepayment for services	1,235,000
Common stock warrant issued as prepayment for services	124,916
Common stock issued as payment of financing fee	175,000
Common stock issued as payment of accounts payable	$ 3,000